Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
14.	E MPLOYEE BENEFITS

Retirement Plan

The Bank maintain
s section
401
(k) employee savings and investment plans for all full-time employees and officers of the Bank who are at least
21
years of age. The Bank’s contributions to the plans are discretionary, and were based on
50%
matching of voluntary contributions up to
6%
of compensation for the year ended
December 31, 2017.
Employee contributions are vested at all times, and MBC contributions are fully vested after six
years beginning at the
second
year in
20%
increments. Special vesting provisions are in place for legacy Liberty employees with
3
or more years of service. Contributions for
2017,
2016,
and
2015
to these plans amounted to
$258,000,
$156,000,
and
$156,000,
respectively.

Supplemental Retirement Plan

Until
2001,
MBC maintained a Directors’ Retirement Plan to provide postretirement payments over a ten
-year period to members of the Board of Directors who had completed five
or more years of service. The plan required payment of
25%
of the final average annual board fees paid to a director in the three
years preceding the director’s retirement.

The following table illustrates the components of the
projected payments for the Directors’ Retirement Plan for the years ended:

Projected Payments

2018	$18,000
2019	12,000
2020	10,000
2021	2,000
Total	$42,000

The retirement plan is available solely for nonemployee directors of M
BC, but MBC has
not
entered into any additional retirement arrangements for nonemployee directors since
2001.
All director participants have retired.

Executive Deferred Compensation Plan

The Company maintains an Executive Deferred Compensation Plan (the “Plan”) to provide post-retirement payments to members of senior man agement. The Plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to several officers, with contributions made solely by the Bank. During
2017,
2016,
and
2015,
the Company contributed
$110,000,
$99,000,
and
$65,000,
respectively, to the Plan.

Stock Opt
ion and Restricted Stock Plan

In
2007
, the Company adopted the
2007
Omnibus Equity Plan (the
“2007
Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company. A total of
160,000
shares of authorized and unissued or issued common stock were reserved for issuance under the
2007
Plan, which expires
ten
years from the date of board approval of the plan. Although the
2007
Plan expired in
2017,
there remain outstanding
92,759
shares in equity awards granted under the
2007
Plan. The per share exercise price of an option granted will not
be less than the fair value of a share of common stock on the date the option is granted.

In
2017
, the Company adopted the
2017
Omnibus Equity Plan (the
“2017
Plan”) for granting incentive stock options, nonqualified stock options, restricted stock and other equity awards to key officers and employees and nonemployee directors of the Company. The Company’s stockholders approved the
2017
Plan at the annual meeting of the stockholders held on
May 10, 2017.
A total of
224,000
shares of authorized and unissued or issued common stock are reserved for issuance under the
2017
Plan, which expires
ten
years from the date of board approval of the plan. The per share exercise price of an option granted will not
be less than the fair value of a share of common stock on the date the option is granted. Remaining available shares that can be issued under the Plan were
218,175
at
December 31, 2017.

The following table presents share data related to the outstanding options:

	2017	Weighted Average Exercise Price Per Share

Outstanding, January 1	29,324	$23.67
Expired	(1,337)	37.48
Exercised	(8,237)	27.97

Outstanding, December 31	19,750	$20.94

Exercisable, December 31	19,750	$20.94

The total
intrinsic value of outstanding in-the-money exercisable stock options was
$538,000
at
December 31, 2017.

The following table summarizes the characteristics of stock options at
December 31,
2017:

		Outstanding			Exercisable
Grant Date	Exercise Price Per Share	Shares	Contractual Average Life	Average Exercise Price Per Share	Shares	Average Exercise Price Per Share

November 10, 2008	$23.00	12,300	0.85	$23.00	12,300	$23.00
May 9, 2011	$17.55	7,450	3.35	$17.55	7,450	$17.55
		19,750			19,750

N
o
options
were granted for the years ended
December 31, 2017
and
2016.
The Company recognizes compensation expense in the amount of fair value of the common stock at the grant date and as an addition to stockholders’ equity.

For each of the years ended
December

31,
2017,
2016,
and
2015,
the Company recorded
no
compensation cost related to vested stock options. As of
December 31, 2017,
there was
no
unrecognized compensation cost related to unvested stock options.

For the years ended
December 31, 2017
and
2016,
8,237
and
500
options were exercised resulting in net proceeds to the participant of
$95,000
and
$6,000,
respectively.

During
2017,
2016,
and
2015,
the Compensation Committee of the Board of Directors of the Company granted awards of an aggregate of
5,825,
5,090,
and
3,905,
respectively, restricted stock units (“RSUs”) to certain employees of the Bank. The expense recognized as a result of these awards was
$196,000,
$123,000,
and
$55,000
for the years ended
2017,
2016,
and
2015,
respectively. The number of RSUs earned or settled will depend on certain conditions and are also subject to service period-based vesting. The award recipient must maintain service with Middlefield Banc Corp. and affiliates until the third
anniversary of the award to satisfy the service condition. The performance condition will be satisfied if the average total shareholder annual return on Middlefield Banc Corp. stock for the three
subsequent years is at least
8.00%.

The following table presents the activity during
2017
related to awards of RSUs:

	Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at January 1, 2017	8,995	$32.93
Granted	5,825	$38.70
Forfeited	(219)	$38.70
Nonvested at December 31, 2017	14,601	$35.14
Expected to vest at December 31, 2017	14,601	$35.14